Restricted cash	12 Months Ended
Dec. 31, 2018
Restricted Cash [Abstract]
Restricted cash
6.	Restricted cash

Components of restricted cash as of December 31, 2017 and 2018 are as follows:

	2017	2018
	RMB	RMB

Time deposits pledged for bank borrowings	1,064,788	3,869,699
Cash deposits pledged for asset-backed securitization debt	211,368	371,042
Guarantee funds	62,479	537,288
Cash pledged for bank notes	145,227	12,370
Others	470	-

	1,484,332	4,790,399